General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Professional services		$ 1,998	$ 1,486	$ 1,085
Share-based compensation		364	962	1,158
Salaries and social benefits	[1]	865	1,011	1,014
Insurance		309	511	1,174
Traveling abroad		134	164	165
Others		534	641	371
Total general and administrative expenses		$ 4,204	$ 4,775	$ 4,967

[1]	During 2024, 2023 and 2022, the Company paid to pension funds and to insurance companies an amount of $115 thousand, $104 thousand and $85 thousand which are included in Company’s salary expenses under research and development and general and administrative expenses, respectively.